UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6620

Nuveen Insured California Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 3.6% (2.5% of Total Investments)
$ 750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/12 at 100.00	Baa1	$ 750,525
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa2	1,636,665
	AMBAC Insured
1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	1,044,950
	NPFG Insured
3,250	Total Education and Civic Organizations			3,432,140
	Health Care – 9.9% (7.0% of Total Investments)
3,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Sutter Health, Series	2/12 at 100.00	AA–	3,001,290
	1998A, 5.375%, 8/15/30 – NPFG Insured
1,500	California Statewide Community Development Authority, Certificates of Participation, Sutter	2/12 at 100.00	AA–	1,505,370
	Health Obligated Group, Series 1999, 5.500%, 8/15/19 – AGM Insured
2,800	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,844,408
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
724	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	736,337
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
1,480	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,522,698
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
9,504	Total Health Care			9,610,103
	Housing/Single Family – 0.1% (0.1% of Total Investments)
110	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	110,051
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Long-Term Care – 1.4% (1.0% of Total Investments)
1,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	No Opt. Call	A–	1,349,863
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	Tax Obligation/General – 29.2% (20.5% of Total Investments)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2004A:
1,890	5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	AA–	2,055,281
1,250	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA–	1,359,313
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AA–	2,835,110
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AA–	1,950,512
1,130	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	1,283,590
	Trust 2668, 9.429%, 2/01/16 – AGM Insured (IF)
1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds,	2/13 at 103.00	Aa3	1,330,987
	Series 1998A, 6.550%, 8/01/20 – NPFG Insured
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%,	7/17 at 100.00	Aa2	5,104,100
	7/15/37 – AMBAC Insured
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	A+	1,214,739
	2004, 5.000%, 8/01/21 – FGIC Insured
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	2/12 at 103.00	A	3,114,660
	Bonds, Series 1997A, 6.500%, 8/01/19 – NPFG Insured
160	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	167,824
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,000	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	3,186,510
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
3,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	3,130,350
	Series 2007, 5.250%, 8/01/32 – AGM Insured
3,770	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37at 100.00	AA–	1,511,393
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
28,960	Total Tax Obligation/General			28,244,369
	Tax Obligation/Limited – 48.7% (34.1% of Total Investments)
1,000	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/12 at 100.00	AA–	1,012,600
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA	1,285,786
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA	1,691,874
195	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	193,715
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
595	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	517,953
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
3,190	Chula Vista Public Financing Authority, California, Pooled Community Facility District	9/15 at 100.00	Baa1	2,768,218
	Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/12 at 100.00	N/R	1,885,028
	Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured
315	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	295,240
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/12 at 100.00	A2	4,788,700
	Facility Phase II, Series 2001, 5.250%, 1/01/34 – AMBAC Insured
3,180	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	2,887,186
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.823%, 6/01/45 –
	AGC Insured (IF) (4)
700	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Ba1	475,048
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A2	439,041
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
385	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	353,823
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
345	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	316,700
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AA–	969,929
	Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured
1,500	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	1,493,415
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
3,150	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	2,773,071
	5.000%, 8/01/38 – AMBAC Insured
7,000	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds,	9/17 at 100.00	A+	6,345,920
	Series 2007A, 5.000%, 9/01/34 – NPFG Insured
165	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	147,786
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
205	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	206,765
	8/01/25 – AMBAC Insured
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of	9/20 at 100.00	AA–	5,214,118
	Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	Baa1	1,341,735
	2005A, 5.000%, 8/01/28 – NPFG Insured
3,565	Sweetwater Union High School District Public Financing Authority, California, Special Tax	9/15 at 100.00	AA–	3,642,361
	Revenue Bonds, Series 2005A, 5.000%, 9/01/25 – AGM Insured
3,250	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010,	9/20 at 100.00	AA–	3,359,135
	5.250%, 9/01/39 – AGM Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	4/12 at 100.00	A2	2,657,794
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 – NPFG Insured
49,255	Total Tax Obligation/Limited			47,062,941
	Transportation – 2.5% (1.8% of Total Investments)
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	2,439,600
	NPFG Insured
	U.S. Guaranteed – 27.0% (18.9% of Total Investments) (5)
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	8,742,600
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
5,135	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	Aaa	6,553,544
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
6,220	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	9,324,274
	Revenue Bonds, Series 1987B, 9.000%, 5/01/21 (Alternative Minimum Tax) (ETM)
1,345	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	Aa2 (5)	1,447,314
	2003A, 5.000%, 8/01/20 (Pre-refunded 8/01/13) – NPFG Insured
18,700	Total U.S. Guaranteed			26,067,732
	Utilities – 0.3% (0.2% of Total Investments)
345	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	313,646
	9/01/31 – SYNCORA GTY Insured
	Water and Sewer – 19.9% (13.9% of Total Investments)
2,200	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond	5/19 at 100.00	AA–	2,428,888
	Trust 3145, 18.311%, 5/01/40 – AGM Insured (IF)
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/13 at 100.00	A1	5,421,058
	Series 2003A, 5.000%, 3/01/20 – FGIC Insured
1,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A1	1,275,707
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
235	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	238,321
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	5,102,100
	AMBAC Insured
3,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	A+	3,252,739
	Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
220	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	223,320
	5.000%, 6/01/31 – NPFG Insured
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,291,695
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
18,870	Total Water and Sewer			19,233,828
$ 132,644	Total Investments (cost $132,022,581) – 142.6%			137,864,273
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.2)% (6)			(42,700,000)
	Other Assets Less Liabilities – 1.6%			1,487,018
	Net Assets Applicable to Common Shares – 100%			$ 96,651,291

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$137,864,273	$ —	$137,864,273

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $131,938,938.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 8,222,492
Depreciation	(2,297,157)
Net unrealized appreciation (depreciation) of investments	$ 5,925,335

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured California Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012